Supplement to the

Fidelity® Magellan® Fund

A Fund of Fidelity Magellan Fund

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2008

The following information supplements similar information found in the "Management Contract" section on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

MAGB-08-01 October 30, 2008
1.717658.111

Supplement to the

Fidelity® Magellan® Fund
A Fund of Fidelity Magellan Fund

Class K

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contract" section on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

MAG-KB-08-01 October 30, 2008
1.881207.100